Note 8 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Amount	$ 45,035
Finite-Lived Intangible Asset, Useful Life	8 years 7 months 6 days
Customer Relationships [Member]
Amount	$ 33,581
Finite-Lived Intangible Asset, Useful Life	10 years
Trademarks and Trade Names [Member]
Amount	$ 870
Finite-Lived Intangible Asset, Useful Life	10 years
Other Intangible Assets [Member]
Amount	$ 10,584
Finite-Lived Intangible Asset, Useful Life	4 years